Retirement Benefits - Benefit Plan Investments (Details) - Pension Plans - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Number of major categories of investments in benefit plan		$ 4
Fair value of plan assets		131,500,000	$ 123,700,000	$ 127,400,000
Expenses related to defined contribution plans	$ 6,000,000
Transfers from Level 1 to Level 2, assets		0	0
Transfers from Level 2 to Level 1, assets		0	0
Transfers into Level 3, assets (Liabilities)		0	0
Transfers from Level 1 to Level 2, liabilities		0	0
Transfers from Level 2 to Level 1, liabilities		0	0
Transfers out of Level 3, Assets (liabilities)		0	0
Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 800,000	46,200,000
Fixed income:
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment to total investment within defined benefit plan asset category		25.00%
Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 29,900,000	31,000,000
Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 7,200,000	5,600,000
Private alternative investments:
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment to total investment within defined benefit plan asset category		48.00%
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 6,800,000	6,400,000
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 52,700,000
Real estate
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment to total investment within defined benefit plan asset category		10.00%
Fair value of plan assets		$ 20,200,000
Other
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment to total investment within defined benefit plan asset category		17.00%
Fair value of plan assets		$ 13,900,000	34,500,000
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment to total investment within defined benefit plan asset category		92.00%
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 9,500,000	30,900,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		600,000	100,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,200,000	9,100,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		600,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		100,000	21,700,000
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		500,000
Significant Observable Inputs (Level 2) | Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		100,000
Significant Observable Inputs (Level 2) | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		300,000
Significant Observable Inputs (Level 2) | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		100,000
Investments Valued at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		121,500,000	92,800,000
Investments Valued at Net Asset Value | Public equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		200,000	46,100,000
Investments Valued at Net Asset Value | Developed markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		21,600,000	21,900,000
Investments Valued at Net Asset Value | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,300,000	5,600,000
Investments Valued at Net Asset Value | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,800,000	6,400,000
Investments Valued at Net Asset Value | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		52,700,000
Investments Valued at Net Asset Value | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		20,200,000
Investments Valued at Net Asset Value | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 13,700,000	$ 12,800,000